Derivative instruments and hedging activities - Schedule of information about written credit derivatives by external credit rating of underlying asset (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2019	Mar. 31, 2019
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 15,409	¥ 15,172
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		8,416	9,206
Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		6,723	5,735
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		258	231
Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		12
AAA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		489	555
AAA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		451	520
AAA [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		38	35
AAA [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AAA [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,020	987
AA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		939	915
AA [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		81	72
AA [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
A [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,350	4,120
A [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,480	2,537
A [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,869	1,582
A [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1	1
A [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
BBB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		6,187	6,213
BBB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,890	3,411
BBB [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,138	2,663
BBB [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		159	139
BBB [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
BB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,519	2,532
BB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,275	1,439
BB [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,198	1,068
BB [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		34	25
BB [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		12
Other [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	844	765
Other [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	381	384
Other [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	399	315
Other [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	64	66
Other [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]

[1]	"Other" includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.